Subsequent Events (Details Narrative) shares in Thousands, $ in Thousands	1 Months Ended					2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) shares	Feb. 28, 2025 USD ($) shares	Feb. 06, 2025	Jan. 31, 2025 USD ($) shares	Jan. 24, 2025 USD ($)	Feb. 18, 2025 $ / shares	Mar. 30, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Subsequent Event [Line Items]
Issuance of common stock for Eagle Merger (Note 1)								$ 665,551
Total gross proceeds								303,232	$ 195,968	$ (0)
Loss on sale of vessels								$ 43,287	$ 29,399	$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend declared per share | $ / shares						$ 0.09
Dividends Payable, Date to be Paid						Mar. 18, 2025
Dividends Payable, Date of Record						Mar. 04, 2025
Subsequent Event [Member] | Bittern (Note 5 and 19e) [Member]
Subsequent Event [Line Items]
Delivery date to buyers			May 2025
Subsequent Event [Member] | Star Omicron (Note 19h) [Member]
Subsequent Event [Line Items]
Delivery date to buyers		March 7, 2025
Subsequent Event [Member] | Strange Attractor [Member]
Subsequent Event [Line Items]
Delivery date to buyers		early April 2025
Subsequent Event [Member] | Sale Of Three Vessels [Member]
Subsequent Event [Line Items]
Debt prepayments		$ 13,193
Total gross proceeds		29,235
Loss on sale of vessels		$ 2,169
Subsequent Event [Member] | Repurchase plan [Member]
Subsequent Event [Line Items]
Stock Repurchased and Retired During Period, Shares | shares	381,558	400,000		500,000
Average repurchase price per stock | $ / shares							15.26
Issuance of common stock for Eagle Merger (Note 1)							$ 19,553
Subsequent Event [Member] | ING $185,000 Facility [Member]
Subsequent Event [Line Items]
Proceeds from Lines of Credit					$ 185,000
Line of Credit Facility, Maximum Borrowing Capacity				$ 185,000
Description of scope, credit facility				to refinance the outstanding amount of $154,920 under the existing ING Facility
Line of credit facility, maturity date				January 2030
Line of Credit Facility, Collateral				is secured by first priority mortgages on 17 vessels which were part of the collateral vessels of the ING Facility
Subsequent Event [Member] | ABN AMRO $97,150 Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Collateral				secured by the vessels Star Eva, Star Aphrodite, Star Lydia and Star Nicole
Debt prepayments				$ 35,715
Subsequent Event [Member] | S E B 39k Facility [Member]
Subsequent Event [Line Items]
Debt prepayments		$ 7,800
Subsequent Event [Member] | ABN Revolving Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 50,000
Line of credit facility, maturity date		within one year from its drawdown date, with the option to extend repayment for an additional 12 months upon mutual agreement.
Line of Credit Facility, Collateral		will be secured by a cross-collateralized first priority mortgage on the vessels Star Eva, Star Aphrodite, Star Lydia and Star Nicole
Subsequent Event [Member] | Fubon $43,000 Facility [Member]
Subsequent Event [Line Items]
Proceeds from Lines of Credit	$ 43,000
Line of Credit Facility, Maximum Borrowing Capacity	$ 43,000
Line of credit facility, maturity date	five years after the drawdown
Line of Credit Facility, Collateral	will be secured by first-priority mortgages on the vessels Peloreus and Leviathan
Draw down date	by the end of the first quarter of 2025